Schedule of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Total stock-based compensation expense	$ 2,032	$ 628
Cost Of Revenue [Member]
Total stock-based compensation expense	55	17
General And Administrative [Member]
Total stock-based compensation expense	1,787	585
Sales And Marketing [Member]
Total stock-based compensation expense	75	6
Research And Development [Member]
Total stock-based compensation expense	$ 115	$ 20